UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds
RESEARCH SELECT FUNDSM Annual Report August 31, 2003 Long-term growth of capital potential through a focused portfolio of U.S. equity investments

Goldman Sachs Research Select FundSM NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS RESEARCH SELECT FUND How Is the Goldman Sachs Research Select Fund Constructed? Through this Fund, investors can access the best research ideas of the Goldman Sachs Value and Growth investment teams. INVESTMENT OBJECTIVE Long-term growth of capital by investing in a focused portfolio of U.S. equity investments. CAPITALIZE ON THE BEST IDEAS IN VALUE AND GROWTH THROUGH A DIVERSIFIED PORTFOLIO How Do We Construct the Fund? Large- to Mid-Cap Value Large- to Mid-Cap Growth 150-200 stocks with improving 150-200 stocks with sustainable earnings growth prospects Identify the optimal mix of companies, as well as sector and industry weights Monitor and understand total portfolio risk Professional and efficient portfolio rebalancing RESEARCH SELECT FUND 40-60 stocks

GOLDMAN SACHS RESEARCH SELECT FUND Portfolio Results Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Research Select Fund during the one-year reporting period that ended August 31, 2003. Performance Review Over the one-year period that ended August 31, 2003 the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 13.23%, 12.65%, 12.42%, 13.92%, and 13.25%, respectively. These returns compare to the 12.07% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested). The Fund’s outperformance over the reporting period was driven mainly by strength in the Media area, as Fox Entertainment Group, Inc., Liberty Media Corp., and Univision Communications, Inc. performed well during the period. In addition, the Fund enjoyed strong relative returns from its Consumer Discretionary investments. The most notable contributors in this area included Cendant Corp., Family Dollar Stores, Inc., and Dollar Tree Stores, Inc. Several holdings in Consumer Staples also enhanced relative returns, including PepsiCo, Inc. and Avon Products, Inc. Conversely, stock selection in the Finance area detracted from results over the period. In particular, XL Capital Ltd. and Freddie Mac hurt the Fund over the past year. Portfolio Positioning The Research Select Fund is a U.S. large-cap portfolio that blends the “best ideas” from Goldman Sachs Asset Management’s Growth and Value investment teams. During the reporting period, these teams continued to utilize their disciplined investment process and global research network to seek compelling investment opportunities. Throughout the period, the Fund continued to be style neutral. Portfolio Highlights Sabre Holdings Corp. — Sabre is a world leader in travel distribution, essentially connecting travel buyers and suppliers through a variety of electronic mediums. The company’s travel distribution business generates significant amounts of cash and is a market leader in literally every channel of electronic travel distribution. Sabre continues to gain market share because of its technological leadership and early lead in leveraging the Internet as the emerging travel distribution channel. Advances in technology continue to push travel sales and distribution towards an electronic medium, driving the market into Sabre’s strength. The company continues to demonstrate pricing power in its core business. It was even able to put through a 3% price increase in 2002 in what was, arguably, the most difficult period in the travel industry’s history.

GOLDMAN SACHS RESEARCH SELECT FUND Cisco Systems, Inc. — Cisco is a leading name in computer networking. It is the largest vendor of data networking equipment, the gear that connects computers worldwide, and has been a leader in the explosion in data communications over the past decade. Demand for Cisco’s products has been driven by the need for companies to connect its computers throughout an organization in order to facilitate the exchange of information. Cisco is the leader in Local Area Networking (LAN) switches, the devices that connect workers within an office. Corporate acceptance of the Internet to communicate with customers/partners and growth in telecommuting is causing still more demand for Cisco’s products. Wal-Mart Stores, Inc. — Wal-Mart is the world’s largest retailer. The company’s strategy is to drive sales by lowering prices. Wal-Mart’s size and scope allow it to negotiate attractive prices from suppliers and pass the savings along to its customers. Wal-Mart is now embracing the grocery category through its super-center format. It combines general merchandise with groceries in a very large store. The super-center format has the potential to produce solid returns on invested capital because the traffic on the grocery side of the business may improve the sales on the general merchandising side. A key component of the Wal-Mart story has been its exceptional inventory management and balance sheet control. This has allowed the company to boost sales and increase items that are readily in stock for its customers. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Growth and Value Investment Teams New York, September 15, 2003

GOLDMAN SACHS RESEARCH SELECT FUND Fund Basics as of August 31, 2003 Assets Under Management $303.0 Million Number of Holdings 53 NASDAQ SYMBOLS Class A Shares GSRAX Class B Shares GSRBX Class C Shares GSRCX Institutional Shares GSRIX Service Shares GSRSX PERFORMANCE REVIEW Fund Total Return September 1, 2002-August 31, 2003 (based on NAV)1 S&P 500 Index2 Class A 13.23% 12.07% Class B 12.65 12.07 Class C 12.42 12.07 Institutional 13.92 12.07 Service 13.25 12.07 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The S&P 500 Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. STANDARDIZED TOTAL RETURNS 3 For the period ended 6/30/03 Class A Class B Class C Institutional Service One Year -2.48% -2.53% 1.28% 3.72% 3.19% Since Inception -19.35 -19.25 -18.44 -17.50 -17.89 (6/19/00) 3The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. TOP 10 HOLDINGS AS OF 8/31/03 4 Holding % of Net Assets Line of Business Univision Communications, Inc. 4.4% Media Microsoft Corp. 3.6 Computer Software Viacom, Inc. 3.4 Media Pfizer, Inc. 3.2 Drugs First Data Corp. 3.0 Information Services Clear Channel Communications, Inc. 2.8 Media Wyeth 2.7 Drugs The Home Depot, Inc. 2.6 Specialty Retail Eli Lilly & Co. 2.6 Drugs Bank of America Corp. 2.6 Banks 4The top 10 holdings may not be representative of the Fund’s future investments. During the period presented, under normal circumstances, the Fund purchased only equity securities that were included in the Goldman Sachs Global Investment Research Division’s U.S. Select List. Certain changes to the Fund’s portfolio management team and principal investment strategies became effective on September 23, 2002, as reflected in the Fund’s Prospectus. Effective September 23, 2002, the Fund does not invest in equity securities based on the Goldman Sachs Global Investment Research Division’s U.S. Select List.

GOLDMAN SACHS RESEARCH SELECT FUND

Performance Summary
August 31, 2003

The following graph shows the value, as of August 31, 2003, of a $10,000 investment made on June 19, 2000 (commencement of operations) in Class B Shares (with the applicable maximum contingent deferred sales charges of 5% declining to 0% after six years) of the Goldman Sachs Research Select Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class C, Institutional and Service Shares will vary from Class B due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Research Select Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested June 19, 2000 to August 31, 2003.

Average Annual Total Return through August 31, 2003	Since Inception	One Year

Class A (commenced June 19, 2000)
Excluding sales charges	-16.33%	13.23%
Including sales charges	-17.79%	7.01%

Class B (commenced June 19, 2000)
Excluding contingent deferred sales charges	-16.93%	12.65%
Including contingent deferred sales charges	-17.72%	7.65%

Class C (commenced June 19, 2000)
Excluding contingent deferred sales charges	-16.93%	12.42%
Including contingent deferred sales charges	-16.93%	11.42%

Institutional Class (commenced June 19, 2000)	-15.96%	13.92%

Service Class (commenced June 19, 2000)	-16.37%	13.25%

 GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments
August 31, 2003

Shares	Description	Value
Common Stocks – 99.1%

Alcohol – 1.5%
90,100	Anheuser-Busch Companies, Inc.	$4,643,754

Banks – 9.4%
97,500	Bank of America Corp.	7,726,875
176,575	Citigroup, Inc.	7,654,526
84,200	M&T Bank Corp.	7,093,008
117,275	Wells Fargo & Co.	5,880,169

		28,354,578

Chemical – 2.1%
97,725	Praxair, Inc.	6,236,809

Computer Hardware – 7.5%
88,965	CDW Corp.	4,591,484
341,801	Cisco Systems, Inc.*	6,545,489
173,700	Dell, Inc*	5,667,831
456,100	EMC Corp.*	5,815,275

		22,620,079

Computer Software – 5.8%
249,092	Activision, Inc.*	3,215,778
79,500	Intuit, Inc.*	3,602,940
407,400	Microsoft Corp.	10,804,248

		17,622,966

Defense & Aerospace – 1.6%
61,025	United Technologies Corp.	4,897,256

Drugs – 8.4%
117,100	Eli Lilly & Co.	7,790,663
321,450	Pfizer, Inc.	9,617,784
189,900	Wyeth	8,137,215

		25,545,662

Electrical Utilities – 1.5%
79,175	Exelon Corp.	4,663,408

Energy Resources – 5.7%
57,350	Burlington Resources, Inc.	2,776,887
49,900	ChevronTexaco Corp.	3,636,213
108,700	ConocoPhillips	6,069,808
135,150	Occidental Petroleum Corp.	4,639,699

		17,122,607

Financial Services – 3.5%
104,300	Fannie Mae	6,757,597
72,825	Freddie Mac	3,870,649

		10,628,246

Food & Beverage – 3.2%
123,100	PepsiCo, Inc.	5,482,874
81,400	Wm. Wrigley Jr. Co.	4,318,270

		9,801,144

Home Products – 3.7%
84,100	Avon Products, Inc.	5,390,810
67,575	The Procter & Gamble Co.	5,898,622

		11,289,432

Hotel – 2.2%
365,900	Cendant Corp.*	6,578,882

Industrial Parts – 3.2%
60,975	American Standard Companies, Inc.*	4,889,585
52,800	Eaton Corp.	4,944,192

		9,833,777

Information Services – 4.4%
234,600	First Data Corp.	9,008,640
191,800	Sabre Holdings Corp.	4,338,516

		13,347,156

Leisure & Entertainment – 1.6%
324,660	Metro-Goldwyn-Mayer, Inc.*	4,701,077

Media – 14.8%
223,500	AOL Time Warner, Inc.*	3,656,460
190,700	Clear Channel Communications, Inc.	8,604,384
73,775	Fox Entertainment Group, Inc.*	2,329,814
56,500	Lamar Advertising Co.*	1,887,665
396,700	Liberty Media Corp.*	4,800,070
356,100	Univision Communications, Inc.*	13,350,189
228,800	Viacom, Inc. Class B	10,296,000

		44,924,582

Property Insurance – 4.4%
163,450	RenaissanceRe Holdings Ltd.	6,832,210
83,675	XL Capital Ltd.	6,338,381

		13,170,591

Security/ Asset Management – 2.1%
584,700	The Charles Schwab Corp.	6,349,842

Semiconductors – 1.4%
147,800	Intel Corp.	4,230,036

Specialty Retail – 7.7%
113,300	Dollar Tree Stores, Inc.*	4,444,759
95,600	Family Dollar Stores, Inc.	3,835,472
247,850	The Home Depot, Inc.	7,970,856
120,300	Wal-Mart Stores, Inc.	7,118,151

		23,369,238

Telecommunications Equipment – 1.2%
89,300	QUALCOMM, Inc.	3,686,304

Tobacco – 2.2%
203,075	UST, Inc.	6,782,705

TOTAL COMMON STOCKS
(Cost $246,227,803)		$300,400,131

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RESEARCH SELECT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.3%

Joint Repurchase Agreement Account II^
$800,000	1.07%	09/02/2003	$800,000
Maturity Value: $800,095

TOTAL REPURCHASE AGREEMENT
(Cost $800,000)			$800,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $247,027,803)			$301,200,131

Shares	Description	Value
Securities Lending Collateral – 1.0%

3,040,000	Boston Global Investment Trust - Enhanced Portfolio	$3,040,000

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,040,000)		$3,040,000

TOTAL INVESTMENTS
(Cost $250,067,803)		$304,240,131

*	Non-income producing security.
^	Repurchase agreement was entered into on August 29, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Assets and Liabilities
August 31, 2003

Assets:

Investment in securities, at value (identified cost $247,027,803)	$301,200,131
Securities lending collateral, at value	3,040,000
Cash	46,580
Receivables:
Investment securities sold	5,732,148
Dividends and interest	409,264
Reimbursement from investment adviser	52,778
Fund shares sold	47,437
Securities lending income	380

Total assets	310,528,718

Liabilities:

Payables:
Investment securities purchased	3,357,200
Payable upon return of securities loaned	3,040,000
Fund shares repurchased	594,430
Amounts owed to affiliates	488,166
Accrued expenses and other liabilities	84,007

Total liabilities	7,563,803

Net Assets:

Paid-in capital	751,089,356
Accumulated undistributed net investment income	34,290
Accumulated net realized loss on investment and futures transactions	(502,331,059)
Net unrealized gain on investment transactions	54,172,328

NET ASSETS	$302,964,915

Net asset value, offering and redemption price per share:(a)
Class A	$5.65
Class B	$5.52
Class C	$5.52
Institutional	$5.73
Service	$5.64

Shares outstanding:
Class A	18,348,463
Class B	24,654,999
Class C	10,915,380
Institutional	490,686
Service	2,262

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	54,411,790

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $5.98. At redemption, Class B and C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Operations
For the Year Ended August 31, 2003

Investment income:

Dividends	$3,616,292
Interest (Including securities lending income of $4,671)	52,189

Total income	3,668,481

Expenses:

Management fees	3,126,562
Distribution and Service fees(a)	2,277,518
Transfer Agent fees(b)	588,471
Custody and accounting fees	107,611
Professional fees	70,425
Printing fees	58,548
Registration fees	53,696
Trustee fees	10,826
Service Share fees	57
Other	156,004

Total expenses	6,449,718

Less — expense reductions	(193,303)

Net expenses	6,256,415

NET INVESTMENT LOSS	(2,587,934)

Realized and unrealized gain (loss) on investment and futures transactions:

Net realized loss from:
Investment transactions	(49,153,617)
Futures transactions	(1,712,001)
Net change in unrealized loss on:
Investments	86,942,522
Futures	812,110

Net realized and unrealized gain on investment and futures transactions	36,889,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,301,080

(a)	Class A, Class B and Class C Shares had Distribution and Service fees of $270,625, $1,362,744, and $644,149, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class Shares had Transfer Agent fees of $205,675, $258,921, $122,389, $1,482 and $4, respectively.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS RESEARCH SELECT FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	August 31, 2003	August 31, 2002

From operations:

Net investment loss	$(2,587,934)	$(6,037,069)
Net realized loss from investment and futures transactions	(50,865,618)	(249,450,470)
Net change in unrealized loss on investments and futures	87,754,632	59,230,864

Net increase (decrease) in net assets resulting from operations	34,301,080	(196,256,675)

From share transactions:

Proceeds from sales of shares	8,698,371	33,458,317
Cost of shares repurchased	(106,831,332)	(265,286,752)

Net decrease in net assets resulting from share transactions	(98,132,961)	(231,828,435)

TOTAL DECREASE	(63,831,881)	(428,085,110)

Net assets:

Beginning of year	366,796,796	794,881,906

End of year	$302,964,915	$366,796,796

Accumulated undistributed net investment income	$34,290	$—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RESEARCH SELECT FUND

Notes to Financial Statements
August 31, 2003

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Research Select Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes and reclaims where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the

 GOLDMAN SACHS RESEARCH SELECT FUND

Notes to Financial Statements (continued)
August 31, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”), effective at the end of April 2003, and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.06% (rounded) of the average daily net assets of the Fund.
     For the year ended August 31, 2003, GSAM reimbursed approximately $192,000. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended August 31, 2003, custody fees were reduced by approximately $1,000.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B or Class C Shares.
     Goldman Sachs serves as the distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended August 31, 2003, Goldman Sachs has advised the Fund that it retained approximately $12,000 and $300 from Class A and Class B Shares, respectively, and did not retain any amounts from Class C shares.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan (the “Plans”). These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis), of the average daily net asset value of the Service Shares.
     As of August 31, 2003, the amounts owed to affiliates were approximately $254,000, $186,000, and $48,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the year ended August 31, 2003, were $374,413,257 and $462,914,643, respectively.

GOLDMAN SACHS RESEARCH SELECT FUND

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     For the year ended August 31, 2003, Goldman Sachs earned approximately $852,000 in brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the Fund.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, depending on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s hedging strategies and potentially result in a loss.
     At August 31, 2003, the Fund did not have any open futures contracts.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended August 31, 2003 is reported parenthetically on the Statement of Operations. At August 31, 2003 there were no outstanding securities on loan to Goldman Sachs. For the year ended August 31, 2003, BGA earned approximately $800 in fees as securities lending agent. At August 31, 2003, the Fund loaned securities having a market value of $2,999,200 collateralized by cash in the amount of $3,040,000, which was invested in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Business Trust. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM, for which GSAM receives an investment advisory fee. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires the Fund to pay a fee based on the amount of the commitment, which has not been utilized. During the year ended August 31, 2003, the Fund did not have any borrowings under this facility.

 GOLDMAN SACHS RESEARCH SELECT FUND

Notes to Financial Statements (continued)
August 31, 2003

7. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At August 31, 2003, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $800,000 in principal amount. At August 31, 2003, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations:

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$400,000,000	1.05%	09/02/2003	$400,046,667

Banc of America	800,000,000	1.08	09/02/2003	800,096,000

Barclays Capital PLC	600,000,000	1.05	09/02/2003	600,070,000

Bear Stearns	300,000,000	1.08	09/02/2003	300,036,000

Credit Suisse First Boston Corp.	700,000,000	1.05	09/02/2003	700,081,667

Deutsche Bank Securities, Inc.	1,000,000,000	1.07	09/02/2003	1,000,118,889

Greenwich Capital Markets	500,000,000	1.07	09/02/2003	500,059,444

J.P. Morgan Chase & Co., Inc.	500,000,000	1.08	09/02/2003	500,060,000

UBS Warburg LLC	859,700,000	1.05	09/02/2003	859,800,298

Westdeutsche Landesbank AG-New York	500,000,000	1.13	09/02/2003	500,062,500

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$6,159,700,000			$6,160,431,465

GOLDMAN SACHS RESEARCH SELECT FUND

8. ADDITIONAL TAX INFORMATION

As of August 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforward	$(496,839,613)
Timing differences (post October losses)	(1,142,522)
Unrealized gains (losses) — net	49,857,694

Total accumulated earnings (losses) — net	$(448,124,441)
Capital loss carryforward years of expiration	2009-2011

At August 31, 2003, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

Tax Cost	$254,382,437

Gross unrealized gain	50,615,019
Gross unrealized loss	(757,325)

Net unrealized security gain (loss)	$49,857,694

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

9. CERTAIN RECLASSIFICATIONS

In order to account for permanent book/tax differences, the Fund has reclassified $2,622,224 from paid in capital to accumulated net investment loss. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund’s capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses.

 GOLDMAN SACHS RESEARCH SELECT FUND

Notes to Financial Statements (continued)
August 31, 2003

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For Year Ended
	August 31, 2003

	Shares	Dollars

Class A Shares
Shares sold	617,391	$3,145,550
Shares repurchased	(8,289,690)	(41,316,307)

	(7,672,299)	(38,170,757)

Class B Shares
Shares sold	646,179	3,262,177
Shares repurchased	(7,275,581)	(35,588,592)

	(6,629,402)	(32,326,415)

Class C Shares
Shares sold	454,121	2,232,041
Shares repurchased	(5,523,721)	(27,075,456)

	(5,069,600)	(24,843,415)

Institutional Shares
Shares sold	11,487	58,603
Shares repurchased	(559,052)	(2,850,977)

	(547,565)	(2,792,374)

NET DECREASE	(19,918,866)	$(98,132,961)

GOLDMAN SACHS RESEARCH SELECT FUND

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	For the Year Ended
	August 31, 2002

	Shares	Dollars

Class A Shares
Shares sold	2,023,229	$12,879,309
Shares repurchased	(19,071,784)	(117,228,155)

	(17,048,555)	(104,348,846)

Class B Shares
Shares sold	1,931,321	12,374,385
Shares repurchased	(13,946,688)	(82,865,856)

	(12,015,367)	(70,491,471)

Class C Shares
Shares sold	1,114,093	7,062,464
Shares repurchased	(9,300,204)	(55,696,340)

	(8,186,111)	(48,633,876)

Institutional Shares
Shares sold	174,181	1,139,159
Shares repurchased	(1,539,209)	(9,496,401)

	(1,365,028)	(8,357,242)

Service Shares
Shares sold	471	3,000
Shares repurchased	—	—

	471	3,000

NET DECREASE	(38,614,590)	$(231,828,435)

 GOLDMAN SACHS RESEARCH SELECT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations

	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
	of period	loss(c)	gain (loss)	operations

FOR THE YEARS ENDED AUGUST 31,

2003 - Class A Shares	$4.99	$(0.02)	$0.68	$0.66
2003 - Class B Shares	4.90	(0.05)	0.67	0.62
2003 - Class C Shares	4.91	(0.05)	0.66	0.61
2003 - Institutional Shares	5.03	— (d)	0.70	0.70
2003 - Service Shares	4.98	(0.02)	0.68	0.66

2002 - Class A Shares	7.07	(0.04)	(2.04)	(2.08)
2002 - Class B Shares	7.01	(0.08)	(2.03)	(2.11)
2002 - Class C Shares	7.02	(0.08)	(2.03)	(2.11)
2002 - Institutional Shares	7.11	(0.01)	(2.07)	(2.08)
2002 - Service Shares	7.07	(0.04)	(2.05)	(2.09)

2001 - Class A Shares	10.77	(0.06)	(3.64)	(3.70)
2001 - Class B Shares	10.76	(0.13)	(3.62)	(3.75)
2001 - Class C Shares	10.77	(0.13)	(3.62)	(3.75)
2001 - Institutional Shares	10.78	(0.03)	(3.64)	(3.67)
2001 - Service Shares	10.78	(0.08)	(3.63)	(3.71)
FOR THE PERIOD ENDED AUGUST 31,

2000 - Class A Shares (commenced June 19, 2000)	10.00	(0.02)	0.79	0.77
2000 - Class B Shares (commenced June 19, 2000)	10.00	(0.04)	0.80	0.76
2000 - Class C Shares (commenced June 19, 2000)	10.00	(0.04)	0.81	0.77
2000 - Institutional Shares (commenced June 19, 2000)	10.00	(0.01)	0.79	0.78
2000 - Service Shares (commenced June 19, 2000)	10.00	(0.02)	0.80	0.78

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RESEARCH SELECT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		loss		expenses		loss to		Portfolio
value, end	Total	period	to average		to average		to average		average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$5.65	13.23%	$103,749	1.52%		(0.35)%		1.58%		(0.41)%		121%
5.52	12.65	136,103	2.27		(1.10)		2.33		(1.16)		121
5.52	12.42	60,290	2.27		(1.10)		2.33		(1.16)		121
5.73	13.92	2,810	1.12		0.04		1.18		(0.02)		121
5.64	13.25	13	1.62		(0.43)		1.68		(0.49)		121

4.99	(29.42)	129,737	1.51		(0.57)		1.54		(0.60)		107
4.90	(30.10)	153,395	2.26		(1.32)		2.29		(1.35)		107
4.91	(30.06)	78,434	2.26		(1.32)		2.29		(1.35)		107
5.03	(29.25)	5,220	1.11		(0.18)		1.14		(0.21)		107
4.98	(29.56)	11	1.61		(0.66)		1.64		(0.69)		107

7.07	(34.35)	304,677	1.50		(0.73)		1.53		(0.76)		171
7.01	(34.85)	303,539	2.25		(1.48)		2.28		(1.51)		171
7.02	(34.82)	169,576	2.25		(1.48)		2.28		(1.51)		171
7.11	(34.04)	17,077	1.10		(0.32)		1.13		(0.35)		171
7.07	(34.35)	13	1.60		(0.91)		1.63		(0.94)		171

10.77	7.70	217,861	1.50	(b)	(1.04	)(b)	2.05	(b)	(1.59	)(b)	5
10.76	7.60	201,437	2.25	(b)	(1.79	)(b)	2.80	(b)	(2.34	)(b)	5
10.77	7.70	96,393	2.25	(b)	(1.78	)(b)	2.80	(b)	(2.33	)(b)	5
10.78	7.80	12,677	1.10	(b)	(0.50	)(b)	1.65	(b)	(1.05	)(b)	5
10.78	7.70	12	1.60	(b)	(1.13	)(b)	2.15	(b)	(1.68	)(b)	5

 GOLDMAN SACHS RESEARCH SELECT FUND

Report of Independent Auditors

To the Shareholders and Board of Trustees of
Goldman Sachs Trust — Research Select Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Research Select Fund (hereafter referred to as the “Fund”), one of the portfolios constituting Goldman Sachs Trust, at August 31, 2003, the results of its operations and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2003

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994 — March 1996 and November 1998-Present); Executive Vice President — Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors-III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-Present).	62	None

			Chairman of the Board and Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Patrick T. Harker Age: 44	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	62	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).	62	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-Present).	62	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Trustee[5]

Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999-Present); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	62	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Trustee[5]

*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999-October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992-December 1998).	62	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

*James McNamara Age: 40	Trustee & Vice President	Since 2002 Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	62	None

			Vice President–Goldman Sachs Mutual Fund Complex (registered investment companies).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 53	Trustee	Since 1990	Advisory Director — GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	62	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Number of
		Term of		Portfolios in
		Office and		Fund	Other
		Length of		Complex	Directorships
	Position(s) Held	Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Trustee[5]

*Kaysie P. Uniacke Age: 42	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997- Present). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies). President — Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies). Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	62	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2003, the Trust consisted of 56 portfolios, including the Fund described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age and Address	with the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 42	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 38	Treasurer	Since 1997	Vice President, Goldman Sachs (July 1995-Present). Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

James McNamara 32 Old Slip New York, NY 10005 Age: 40	Vice President & Trustee	Since 2001 Since 2002	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $335.8 billion in assets under management as of June 30, 2003 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
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Innovative, Value-Added Investment Products

- Thoughtful Solutions
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Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds
- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke GOLDMAN, SACHS & CO. Distributor and Transfer Agent OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L. P. Investment Adviser Visit our internet address: www.gs.com/funds The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Investors should read the Prospectus carefully before investing or sending money. Holdings are as of August 31, 2003 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. The Fund is subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility. The Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investment in IPOs on its total returns may not be as significant. Goldman, Sachs & Co. is the distributor of the Fund. Goldman Sachs Research Select FundSM is a service mark of Goldman, Sachs & Co. Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: October 30, 2003 / 03-1559 RESAR / 38.6K / 10-03

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to annual reports for the year ended August 31, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)(1)	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	November 5, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Financial Officer
Goldman Sachs Trust

Date:	November 5, 2003